Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,934,000
Previously Paid Amount	0.00
Total Fee Amount	267.09
Total Offset Amount	0.00
Net Fee	267.09
Narrative - Max Aggregate Offering Price	$ 1,934,000
Final Prospectus	true